Summary of Material Accounting Policy Information (Details) - $ / shares	1 Months Ended		12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2024
Summary of Material Accounting Policy Information [Line Items]
Price per share			$ 10.6
Computer Software [Member] | Bottom of Range [Member]
Summary of Material Accounting Policy Information [Line Items]
Estimated useful life			1 year
Computer Software [Member] | Top of Range [Member]
Summary of Material Accounting Policy Information [Line Items]
Estimated useful life			5 years
Intellectual property rights [Member]
Summary of Material Accounting Policy Information [Line Items]
Estimated useful life			10 years
Gorilla UK [Member]
Summary of Material Accounting Policy Information [Line Items]
Percentage of subsidiary	99.90%	100.00%
Gorilla Egypt [Member]
Summary of Material Accounting Policy Information [Line Items]
Percentage of subsidiary	0.10%